UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-l under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period January 1, 2013 to December 31, 2013

Date of Report – January 16, 2014

SGGH, LLC

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001597370

Jeff Crusinberry, (805) 435-1255

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-l(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-l(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-l(c)(2)(ii)  ☒

EXPLANATORY NOTE

This Form ABS-15G is being filed by SGGH, LLC, a Delaware limited liability company, as successor securitizer to Signature Group Holdings, Inc., a Nevada corporation (“Signature Nevada”), effective as of January 2, 2014. Signature Nevada completed its previously announced reincorporation pursuant to an Agreement and Plan of Merger, dated November 25, 2013 (the “Merger Agreement”), among Signature Nevada, SGH Holdco, Inc., a Delaware corporation and wholly owned subsidiary of Signature Nevada (“Holdings”), and SGH Merger Sub LLC, a Delaware limited liability company and wholly owned subsidiary of Holdings (“SGGH, LLC”) on January 2, 2014. The Merger Agreement was approved and adopted by the stockholders of Signature Nevada at a special meeting of stockholders held on December 30, 2013. Pursuant to the Merger Agreement, Signature Nevada merged with and into SGGH, LLC, with SGGH, LLC continuing as the surviving entity and as a wholly owned subsidiary of Holdings (the “Merger”), and the conversion of each share of common stock, par value $0.01 per share of Signature Nevada into one share of common stock, par value $0.001 per share, of Holdings. Prior to the Merger, the name of Holdings was changed from “SGH Holdco, Inc.” to “Signature Group Holdings, Inc.” and shortly following the Merger, the name of SGGH, LLC was changed from “SGH Merger Sub LLC” to “SGGH, LLC.” Following the Merger, the assets and business of Signature Nevada are now held and operated by SGGH, LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 16, 2014	SGGH, LLC
(Securitizer)

	By:	/s/ Jeffrey Crusinberry
	Name:	Jeffrey Crusinberry
	Title:	President and Treasurer